ADVANCES TO SUPPLIERS (Details)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ADVANCES TO SUPPLIERS [Abstract]
Advances to suppliers under purchase contracts with term of less than 1 year		74,047,190	67,582,991
Advances to suppliers under purchase contracts with term of more than 1 year		223,043,440	223,043,440
Total		297,090,630	290,626,431
Advances to suppliers to be utilized beyond one year		227,073,440	227,073,440
Advances to suppliers-current	11,566,016	70,017,190	63,552,991
Provision for advance to suppliers			227,073,440	652,937